1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
ALLISON M FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +1 212 698 3599 Fax

August 7, 2017

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Reaves Utility Income Fund (the “Fund”)
Registration Statement on Form N-2
File Numbers. 333-218822; 811-21432

Ladies and Gentlemen:

Enclosed for filing on behalf of the Fund, a diversified, closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940.

This filing is for the registration and issuance of common shares of beneficial interest, no par value, of the Fund (the “Shares”), pursuant to the exercise of rights to purchase the Shares to be distributed to the shareholders of the Fund in accordance with the Registration Statement.  The approximate date of the proposed public offering will be as soon as practicable after the effective date of the Registration Statement.

The disclosure in the Registration Statement is substantially similar to the disclosure set forth in the Prospectus and Statement of Additional Information filed on Form N-2, on June 19, 2017, except for the completion of any outstanding items and responses to telephonic comments provided by the SEC Staff.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3526.

Sincerely,

/s/ Allison M. Fumai
Allison M. Fumai